Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
REVENUES		$ 806,443	$ 1,270,115	$ 3,015,203	$ 3,573,186
COSTS AND EXPENSES
Cost of revenues (excludes items below)		297,395	11,449	1,109,372	705,707
Salaries and salaries related costs		2,540,366	700,424	4,861,432	1,946,302
Professional and consulting fees		2,502,156	143,680	2,821,430	284,900
Oilfield costs, supplies and repairs		4,328,988	55,793	8,552,596	651,421
Selling, general and administrative costs		598,275	488,352	3,192,647	3,095,913
Depreciation, amortization, impairment, depletion, and accretion		196,308	353,440	6,398,704	1,587,702
Total costs and expenses		10,463,488	1,753,138	26,936,181	8,271,945
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)		(9,657,045)	(483,023)	(23,920,978)	(4,698,759)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities		3,451,752	5,489,569	3,451,752	7,647,407
Derivative expense		(10,124,521)		(10,124,521)
Amortization of original issue discount		(6,525)		(6,525)
Gain (loss) on sale of oil and gas property and ARO		13,519		405,052	721,365
Gain on sale of working interests on oil and gas properties		1,597,632		2,569,241
Interest expense, net of interest income		(4,985)	15,642	(9,108)	(262,528)
Total other income (expense)		(5,073,128)	5,505,211	(3,714,109)	8,106,244
(LOSS) INCOME FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(14,730,173)	5,022,188	(27,635,087)	3,407,485
DISCONTINUED OPERATIONS:
Loss from discontinued operations				(85,848)
Loss on disposal of discontinued operations				(144,654)
Total discontinued operations				(230,502)
(LOSS) INCOME FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES		(14,730,173)	5,022,188	(27,865,589)	3,407,485
PROVISION FOR INCOME TAXES		(2,939)		(2,939)
NET (LOSS) INCOME		$ (14,733,112)	$ 5,022,188	$ (27,868,528)	$ 3,407,485
NET (LOSS) EARNINGS PER SHARE - BASIC
Continuing operations		$ (1.70)		$ (3.23)
Discontinued operations				(0.03)
NET (LOSS) EARNINGS PER SHARE - DILUTED		$ (1.70)		$ (3.26)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC ()	[1]	8,671,739		8,557,233
NET (LOSS) EARNINGS PER SHARE		$ (1.70)		$ (3.26)
WEIGHTED AVERAGE SHARES OUTSTANDING – DILUTED ()	[1]	8,671,739		8,557,233
White River Holdings Corp [Member]
REVENUES						5,046,559	$ 2,373,482
COSTS AND EXPENSES
Salaries and salaries related costs						2,027,255	2,313,092
Professional and consulting fees						324,739	185,691
Oilfield costs, supplies and repairs						3,339,369	7,462,630
Selling, general and administrative costs						2,065,897	1,256,395
Depreciation, amortization, impairment, depletion, and accretion						6,218,183	958,141
Total costs and expenses						13,975,443	12,175,949
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)						(8,928,884)	(9,802,467)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities						2,954,109	(2,039,656)
Gain (loss) on exchange of warrants for common stock							2,322,234
Gain on conversion of long-term debt and accrued expenses							115,659
Loss on abandonment of oil and gas property							(109,407)
Gain (loss) on sale of oil and gas property and ARO						(885,796)
Interest expense, net of interest income						(62,182)	(242,585)
Total other income (expense)						2,006,131	46,245
DISCONTINUED OPERATIONS:
(LOSS) INCOME FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES						(6,922,753)	(9,756,222)
PROVISION FOR INCOME TAXES
NET (LOSS) INCOME						$ (6,922,753)	$ (9,756,222)
NET (LOSS) EARNINGS PER SHARE - BASIC
NET (LOSS) EARNINGS PER SHARE - DILUTED						$ (0.12)	$ (0.15)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC ()						60,000,000	60,000,000

[1]	Since the retroactive treatment is reflected and there were only Series A preferred shares issued in the exchange, no EPS for the prior periods are reflected. The